Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a)The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Voyage revenues (i)(ii)	132,305	119,098	114,592
Time-charter hire expenses (iii)	—	—	(9,396)
Restructuring charges (iv)	—	—	(2,651)
Equity income (v)	2,423	2,417	2,417
(i)In September 2018, the Company’s FSU, the Seapeak Bahrain, commenced its 21-year charter contract with the Bahrain LNG Joint Venture. Voyage revenues from the charter of the Seapeak Bahrain to the Bahrain LNG Joint Venture for the year ended December 31, 2024 amounted to $31.2 million ($29.8 million during 2023 and $29.0 million during 2022). In addition, the Company has an operation and maintenance contract with the Bahrain LNG Joint Venture relating to the LNG regasification terminal in Bahrain. Fees received in relation to the operation and maintenance contract from the Bahrain LNG Joint Venture for the year ended December 31, 2024 were $20.8 million ($10.5 million during 2023 and $10.9 million during 2022) and are included in voyage revenues in the Company's consolidated statements of (loss) income.
(ii)Commencing in January 2022, following the acquisition of the Teekay Subsidiaries (as described in Note 1), the Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company was reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the year ended December 31, 2024, the Company earned management fees and cost reimbursements pursuant to the related management agreements of $80.3 million ($78.8 million during 2023 and $74.7 million during 2022), which amount is included in voyage revenues in the Company's consolidated statements of (loss) income.
(iii)From September 2018 to June 2022, the Company chartered the Seapeak Magellan LNG carrier from the MALT Joint Venture. The time-charter hire expenses charged for the year ended December 31, 2022 were $9.4 million.
(iv)During the year ended December 31, 2022, the Company incurred restructuring charges of $2.7 million from Teekay related to severance costs resulting from the reorganization and realignment of employees supporting the Company as a result of the Stonepeak Transaction in January 2022 (see Note 17).
(v)During each of the years ended December 31, 2024, 2023 and 2022, the Company charged fees of $2.4 million to the Yamal LNG Joint Venture relating to the successful bid process for the construction and chartering of six ARC7 LNG carriers. The fees are reflected in equity income in the Company’s consolidated statements of (loss) income.

b)As at December 31, 2024 and 2023, non-interest-bearing advances to affiliates totaled $19.7 million and $22.7 million, respectively, and non-interest-bearing advances from affiliates totaled $6.7 million and $7.3 million, respectively. These advances are unsecured and have no fixed repayment terms.
c)On December 19, 2022, the Company received an equity contribution of $129.3 million from Stonepeak as partial payment for common units issued on March 8, 2023. In February 2023, the Company received an equity contribution of $86.2 million from Stonepeak in connection with funding the first installment payments for two of the five 174,000-cubic meter M-type, Electronically Controlled, Gas Admission propulsion LNG carriers (or the Samsung LNG Carrier Newbuildings) the Company ordered in November 2022. On March 8, 2023, the Company issued 11,383,543 common units to Stonepeak based on total equity contributions received in December 2022 and February 2023 of $215.5 million (see Note 16).
d)For other transactions with the Company's equity-accounted joint ventures not disclosed above, please refer to Note 7.